Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 8,005,860		R$ 7,572,762		R$ 7,278,865
Property, plant, and equipment, additions		1,257,120		980,511		1,049,525
Property, plant, and equipment, depreciation		(829,804)		(777,403)		(740,272)
Property, plant, and equipment, transfer		11,766	[1],[2]	(1,156)	[3]	(11,070)	[4]
Property, plant, and equipment, write-offs and disposals		(67,833)		(82,920)		(51,690)
Property, plant, and equipment, effect of foreign currency exchange rate variation		99,386		314,066		45,968
Property, plant, and equipment, reclassified to assets held for sale	[5]	(2,941,904)
Property, plant, and equipment, Oxiteno andian	[6]					(1,436)
Property, plant, and equipment, ending		5,534,591		8,005,860		7,572,762
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		11,935
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		(169)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		16,197,396		15,038,446		14,183,960
Property, plant, and equipment, additions		1,318,332		979,601		1,051,080
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		11,554	[1],[2]	(3,781)	[3]	(20,813)	[4]
Property, plant, and equipment, write-offs and disposals		(225,285)		(203,300)		(185,351)
Property, plant, and equipment, effect of foreign currency exchange rate variation		129,266		386,430		26,192
Property, plant, and equipment, reclassified to assets held for sale	[5]	(5,913,559)
Property, plant, and equipment, Oxiteno andian	[6]					(16,622)
Property, plant, and equipment, ending		11,517,704		16,197,396		15,038,446
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(8,188,289)		(7,460,856)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(829,804)		(777,403)
Property, plant, and equipment, transfer		212	[1],[2]	2,625	[3]
Property, plant, and equipment, write-offs and disposals		157,419		119,560
Property, plant, and equipment, effect of foreign currency exchange rate variation		(29,832)		(72,215)
Property, plant, and equipment, reclassified to assets held for sale	[5]	2,908,680
Property, plant, and equipment, ending		(5,981,614)		(8,188,289)		(7,460,856)
Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(3,247)		(4,828)		(8,991)
Property, plant, and equipment, additions		(61,212)		910		(1,555)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals		33		820		948
Property, plant, and equipment, effect of foreign currency exchange rate variation		(48)		(149)		2,341
Property, plant, and equipment, reclassified to assets held for sale	[5]	62,975
Property, plant, and equipment, Oxiteno andian	[6]					2,429
Property, plant, and equipment, ending		(1,499)		(3,247)		(4,828)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		687,108		667,865		620,879
Property, plant, and equipment, additions		2,424		21,300		43,420
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]	2,113	[3]	4,785	[4]
Property, plant, and equipment, write-offs and disposals		(17,503)		(14,427)		(2,017)
Property, plant, and equipment, effect of foreign currency exchange rate variation		3,416		10,257		1,059
Property, plant, and equipment, reclassified to assets held for sale	[5]	(65,151)
Property, plant, and equipment, Oxiteno andian	[6]					(261)
Property, plant, and equipment, ending		610,294		687,108		667,865
Land [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(146)		(146)		(827)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]					681
Property, plant, and equipment, ending		R$ (146)		R$ (146)		R$ (146)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		33 years		32 years		32 years
Property, plant, and equipment, beginning		R$ 2,154,710		R$ 1,925,946		R$ 1,801,073
Property, plant, and equipment, additions		47,920		25,572		18,117
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		119,748	[1],[2]	148,527	[3]	105,861	[4]
Property, plant, and equipment, write-offs and disposals		(34,925)		(27,210)		(4,339)
Property, plant, and equipment, effect of foreign currency exchange rate variation		26,997		81,875		7,023
Property, plant, and equipment, reclassified to assets held for sale	[5]	(827,729)
Property, plant, and equipment, Oxiteno andian	[6]					(1,789)
Property, plant, and equipment, ending		1,486,721		2,154,710		1,925,946
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(851,397)		(793,835)		(743,117)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(68,388)		(65,318)		(58,158)
Property, plant, and equipment, transfer		(94)	[1],[2]	2,376	[3]	187	[4]
Property, plant, and equipment, write-offs and disposals		23,031		20,021		4,681
Property, plant, and equipment, effect of foreign currency exchange rate variation		(6,872)		(14,641)		893
Property, plant, and equipment, reclassified to assets held for sale	[5]	317,874
Property, plant, and equipment, Oxiteno andian	[6]					1,679
Property, plant, and equipment, ending		R$ (585,846)		(851,397)		(793,835)
Buildings [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning						(306)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer	[4]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, Oxiteno andian	[6]					306
Property, plant, and equipment, ending
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		10 years		9 years		10 years
Property, plant, and equipment, beginning		R$ 1,222,822		R$ 1,121,528		R$ 1,015,640
Property, plant, and equipment, additions		21,944		28,374		19,191
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		136,206	[1],[2]	89,559	[3]	129,234	[4]
Property, plant, and equipment, write-offs and disposals		(31,587)		(16,954)		(42,552)
Property, plant, and equipment, effect of foreign currency exchange rate variation		30		315		15
Property, plant, and equipment, reclassified to assets held for sale	[5]	(293,236)
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		1,056,179		1,222,822		1,121,528
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(689,161)		(614,379)		(558,042)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(81,976)		(80,995)		(84,664)
Property, plant, and equipment, transfer		81	[1],[2]	49	[3]	2,040	[4]
Property, plant, and equipment, write-offs and disposals		27,519		6,252		26,291
Property, plant, and equipment, effect of foreign currency exchange rate variation		(37)		(88)		(4)
Property, plant, and equipment, reclassified to assets held for sale	[5]	170,021
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		(573,553)		(689,161)		(614,379)
Leasehold improvements [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(61)		(1,599)		(1,385)
Property, plant, and equipment, additions		(43,666)		910		(1,528)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals				639		111
Property, plant, and equipment, effect of foreign currency exchange rate variation		(3)		(11)		1,203
Property, plant, and equipment, reclassified to assets held for sale	[5]	43,712
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		R$ (18)		R$ (61)		R$ (1,599)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		12 years		13 years		13 years
Property, plant, and equipment, beginning		R$ 6,498,362		R$ 5,707,721		R$ 5,219,256
Property, plant, and equipment, additions		161,071		144,089		131,831
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		558,197	[1],[2]	378,883	[3]	365,953	[4]
Property, plant, and equipment, write-offs and disposals		(13,811)		(5,554)		(4,967)
Property, plant, and equipment, effect of foreign currency exchange rate variation		93,412		273,223		9,596
Property, plant, and equipment, reclassified to assets held for sale	[5]	(4,272,654)
Property, plant, and equipment, Oxiteno andian	[6]					(13,948)
Property, plant, and equipment, ending		R$ 3,024,577		R$ 6,498,362		5,707,721
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		6 years		6 years
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (3,598,304)		R$ (3,231,627)		(2,969,209)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(356,637)		(317,694)		(298,767)
Property, plant, and equipment, transfer			[1],[2]	59	[3]	2,983	[4]
Property, plant, and equipment, write-offs and disposals		11,717		4,091		3,510
Property, plant, and equipment, effect of foreign currency exchange rate variation		(21,651)		(53,133)		16,340
Property, plant, and equipment, reclassified to assets held for sale	[5]	2,206,474
Property, plant, and equipment, Oxiteno andian	[6]					13,516
Property, plant, and equipment, ending		(1,758,401)		(3,598,304)		(3,231,627)
Machinery [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,857)		(2,875)		(6,117)
Property, plant, and equipment, additions		(839)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals		6		156		769
Property, plant, and equipment, effect of foreign currency exchange rate variation		(45)		(138)		1,138
Property, plant, and equipment, reclassified to assets held for sale	[5]	2,446
Property, plant, and equipment, Oxiteno andian	[6]					1,335
Property, plant, and equipment, ending		R$ (1,289)		R$ (2,857)		R$ (2,875)
Automotive fuel/lubricant distribution equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		13 years		14 years
Property, plant, and equipment, beginning		R$ 3,169,320		R$ 2,991,472		R$ 2,864,333
Property, plant, and equipment, additions		88,112		90,279		103,288
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		33,794	[1],[2]	133,963	[3]	81,038	[4]
Property, plant, and equipment, write-offs and disposals		(45,640)		(46,394)		(57,187)
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		3,245,586		3,169,320		2,991,472
Automotive fuel/lubricant distribution equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,906,953)		(1,766,878)		(1,657,608)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(178,110)		(176,404)		(159,961)
Property, plant, and equipment, transfer		(311)	[1],[2]	(6)	[3]		[4]
Property, plant, and equipment, write-offs and disposals		34,841		36,335		50,691
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		(2,050,533)		(1,906,953)		(1,766,878)
Automotive fuel/lubricant distribution equipment and facilities [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(73)		(98)		(165)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals		27		25		67
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		R$ (46)		R$ (73)		R$ (98)
LPG tanks and bottles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		10 years		10 years
Property, plant, and equipment, beginning		R$ 776,479		R$ 755,460		R$ 743,016
Property, plant, and equipment, additions		91,842		65,230		65,351
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		1,567	[1],[2]	289	[3]	(6,993)	[4]
Property, plant, and equipment, write-offs and disposals		(28,957)		(44,500)		(45,914)
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		840,931		776,479		755,460
LPG tanks and bottles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(454,651)		(425,554)		(401,056)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(62,558)		(56,267)		(57,890)
Property, plant, and equipment, transfer			[1],[2]	(30)	[3]	4,467	[4]
Property, plant, and equipment, write-offs and disposals		18,899		27,200		28,925
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		R$ (498,310)		R$ (454,651)		R$ (425,554)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		8 years		7 years
Property, plant, and equipment, beginning		R$ 310,836		R$ 320,161		R$ 308,756
Property, plant, and equipment, additions		19,054		22,495		24,686
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		11,634	[1],[2]	8,363	[3]	7,564	[4]
Property, plant, and equipment, write-offs and disposals		(25,949)		(40,517)		(20,353)
Property, plant, and equipment, effect of foreign currency exchange rate variation		82		334		(394)
Property, plant, and equipment, reclassified to assets held for sale	[5]	(27,418)
Property, plant, and equipment, Oxiteno andian	[6]					(98)
Property, plant, and equipment, ending		R$ 288,239		R$ 310,836		320,161
Vehicles [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		4 years		4 years
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (143,854)		R$ (139,045)		(123,650)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(22,927)		(24,585)		(27,106)
Property, plant, and equipment, transfer		195	[1],[2]	48	[3]	28	[4]
Property, plant, and equipment, write-offs and disposals		15,480		19,997		11,274
Property, plant, and equipment, effect of foreign currency exchange rate variation		(20)		(269)		311
Property, plant, and equipment, reclassified to assets held for sale	[5]	17,977
Property, plant, and equipment, Oxiteno andian	[6]					98
Property, plant, and equipment, ending		(133,149)		(143,854)		R$ (139,045)
Vehicles [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning
Property, plant, and equipment, additions		(160)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer	[1],[2]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]	160
Property, plant, and equipment, ending
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		9 years		9 years
Property, plant, and equipment, beginning		R$ 316,712		R$ 295,604		R$ 279,016
Property, plant, and equipment, additions		33,644		13,985		15,009
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		2,277	[1],[2]	6,775	[3]	4,399	[4]
Property, plant, and equipment, write-offs and disposals		(14,614)		(3,694)		(2,665)
Property, plant, and equipment, effect of foreign currency exchange rate variation		1,296		4,042		198
Property, plant, and equipment, reclassified to assets held for sale	[5]	(171,223)
Property, plant, and equipment, Oxiteno andian	[6]					(353)
Property, plant, and equipment, ending		168,092		316,712		295,604
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(191,713)		(171,475)		(155,339)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(23,594)		(21,060)		(18,944)
Property, plant, and equipment, transfer		24	[1],[2]	7	[3]	(12)	[4]
Property, plant, and equipment, write-offs and disposals		14,443		2,988		2,280
Property, plant, and equipment, effect of foreign currency exchange rate variation		(817)		(2,173)		204
Property, plant, and equipment, reclassified to assets held for sale	[5]	89,369
Property, plant, and equipment, Oxiteno andian	[6]					336
Property, plant, and equipment, ending		(112,288)		(191,713)		(171,475)
Furniture [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning						(70)
Property, plant, and equipment, additions		(14,887)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]				[4]
Property, plant, and equipment, write-offs and disposals						1
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]	14,887
Property, plant, and equipment, Oxiteno andian	[6]					69
Property, plant, and equipment, ending
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 444,844		R$ 412,809		R$ 395,063
Property, plant, and equipment, additions		28,350		32,134		21,771
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		901	[1],[2]	539	[3]	872	[4]
Property, plant, and equipment, write-offs and disposals		(11,998)		(2,827)		(5,249)
Property, plant, and equipment, effect of foreign currency exchange rate variation		705		2,189		352
Property, plant, and equipment, reclassified to assets held for sale	[5]	(132,427)
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		330,375		444,844		412,809
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(352,256)		(318,063)		(288,083)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation		(35,614)		(35,080)		(34,782)
Property, plant, and equipment, transfer		317	[1],[2]	122	[3]	50	[4]
Property, plant, and equipment, write-offs and disposals		11,489		2,676		5,061
Property, plant, and equipment, effect of foreign currency exchange rate variation		(435)		(1,911)		(309)
Property, plant, and equipment, reclassified to assets held for sale	[5]	106,965
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		(269,534)		(352,256)		(318,063)
IT equipment [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning
Property, plant, and equipment, additions		(1,660)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer	[1],[2]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]	1,660
Property, plant, and equipment, ending
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		580,695		827,086		922,799
Property, plant, and equipment, additions		797,674		506,367		591,525
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		(829,245)	[1],[2]	(765,785)	[3]	(695,301)	[4]
Property, plant, and equipment, write-offs and disposals		(301)		(1,167)		(108)
Property, plant, and equipment, effect of foreign currency exchange rate variation		3,290		14,194		8,344
Property, plant, and equipment, reclassified to assets held for sale	[5]	(99,865)
Property, plant, and equipment, Oxiteno andian	[6]					(173)
Property, plant, and equipment, ending		452,248		580,695		827,086
Construction in progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				(7,460,856)		(6,896,104)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation						(740,272)
Property, plant, and equipment, transfer	[4]					9,743
Property, plant, and equipment, write-offs and disposals						132,713
Property, plant, and equipment, effect of foreign currency exchange rate variation						17,435
Property, plant, and equipment, Oxiteno andian	[6]					15,629
Property, plant, and equipment, ending						(7,460,856)
Construction in progress [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning						(38)
Property, plant, and equipment, additions
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer	[4]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, Oxiteno andian	[6]					38
Property, plant, and equipment, ending
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		34,642		12,544		14,088
Property, plant, and equipment, additions		21,985		28,339		7,378
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		(18,894)	[1],[2]	(6,185)	[3]	(8,921)	[4]
Property, plant, and equipment, write-offs and disposals				(56)
Property, plant, and equipment, effect of foreign currency exchange rate variation						(1)
Property, plant, and equipment, reclassified to assets held for sale	[5]	(23,452)
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		14,281		34,642		12,544
Advances to suppliers [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(110)		(110)		(83)
Property, plant, and equipment, additions						(27)
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer			[1],[2]		[3]		[4]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation
Property, plant, and equipment, reclassified to assets held for sale	[5]	110
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending				(110)		(110)
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		866		250		41
Property, plant, and equipment, additions		4,312		1,437		9,513
Property, plant, and equipment, depreciation
Property, plant, and equipment, transfer		(4,631)	[1],[2]	(822)	[3]	(9,304)	[4]
Property, plant, and equipment, write-offs and disposals
Property, plant, and equipment, effect of foreign currency exchange rate variation		38		1
Property, plant, and equipment, reclassified to assets held for sale	[5]	(404)
Property, plant, and equipment, Oxiteno andian	[6]
Property, plant, and equipment, ending		R$ 181		R$ 866		R$ 250

[1]	Includes R$ 11,935 transferred from right-of-use assets.
[2]	Refers to R$ 169 transferred to intangible assets.
[3]	Refers to amounts transferred between items and to intangible assets.
[4]	Refers to amounts transferred to intangible assets, inventories and right-of-use assets.
[5]	For further information, see Note 3.c.1.
[6]	Refers to the asset write-offs of Oxiteno Andina.